Document And Entity Information	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Phunware, Inc.
Entity Central Index Key	0001665300
Entity Emerging Growth Company	false
Entity File Number	001-37862
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	30-1205798
Entity Address, Address Line One	1002 West Avenue
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	512
Local Phone Number	693-4199
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PHUN
Security Exchange Name	NASDAQ